Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Summary of financial information for discontinued operations

	Year Ended December 31,
	2011	2010	2009
Income Statement Data
Gain (loss) on disposition, net of tax	$(13)	$168	$76
Income (loss) from operations, net of tax	$—	$(1)	$(2)